Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
3. Intangible Assets

Intangible assets consist of the following:

	June 30,	December 31,
	2015	2014
	(Unaudited)	(Audited)

Patents	$208,943	$208,943
Less: Accumulated amortization	121,656	113,321

Intangible assets, net	$87,287	$95,622

Amortization expense was $4,167 for the three months ended June 30, 2015 and 2014 and $ 8,334 for the six months ended June 30, 2015 and 2014.

3. Intangible Assets

Intangible assets consist of the following:

	December 31,	December 31,
	2014	2013

Patents	$208,943	$208,943
Less: Accumulated amortization	113,321	96,653

Intangible assets, net	$95,622	$112,290

Amortization expense was approximately $16,700 and $16,700 for the years ended December 31, 2014 and 2013, and approximately $116,800 for the period from inception to December 31, 2014.